Income tax / (expense)	6 Months Ended
Jun. 30, 2023
Income taxes paid (refund) [abstract]
Income tax / (expense)	Income tax / (expense)Due to the Company’s early stage of development, it is not probable that future taxable profit will be available against which the unused tax losses can be utilized. As a consequence, deferred tax assets are recognized up to deferred tax liabilities. The main temporary differences are related to the application of the IFRS 15 standard for fiscal years beginning on or after January 1, 2018, finance leases, provisions for pension commitments and tax loss carryforwards.
The Company did not recognize a current tax expense as of June 30, 2023 regarding a projected tax rate of nil as of December 31, 2023. As of June 30, 2023, the accumulated tax losses carryforwards of Innate Pharma SA were €466,153 thousand with no expiration date (same amount as of December 31, 2022). As of June 30, 2023, the accumulated tax losses carryforwards of Innate Pharma Inc was €15,419 thousand or $16,446 thousand (same amount as of December 31, 2022).